Summary of Significant Accounting Policies and Basis of Presentation - Restatement of Statement of Operations (Details) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net loss	$ (47,309,414)			$ (262,685)	$ (280,892)		$ (16,134,515)	$ (70,428,171)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net loss		$ (2,277,124)	$ (20,841,633)			$ (23,118,757)
Basic and Diluted weighted-average stock outstanding (in Shares)					5,000,000
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net loss		$ (2,277,124)	$ (20,841,633)			$ (23,118,757)
Basic and Diluted weighted-average stock outstanding (in Shares)					5,000,000
Common Class A [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Basic and Diluted weighted-average stock outstanding (in Shares)	20,000,000			8,043,478	7,115,385		13,163,265	20,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)			$ (0.02)	$ (0.02)		$ (0.89)	$ (2.82)
Common Class A [Member] | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net loss							$ (16,134,515)
Basic and Diluted weighted-average stock outstanding (in Shares)		20,000,000	20,000,000	20,000,000		20,000,000	20,000,000
Common Class A [Member] | Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Basic and Diluted weighted-average stock outstanding (in Shares)				(11,956,522)			(6,836,735)
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)
Common Class A [Member] | As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net loss							$ (16,134,515)
Basic and Diluted weighted-average stock outstanding (in Shares)		20,000,000	20,000,000	8,043,478		20,000,000	13,163,265
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)
Class B Common Stock
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Basic and Diluted weighted-average stock outstanding (in Shares)	5,000,000			5,000,000	5,000,000		5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)	$ (1.89)			$ (0.02)	$ (0.02)		$ (0.89)	$ (2.82)
Class B Common Stock | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Basic and Diluted weighted-average stock outstanding (in Shares)		5,000,000	5,000,000	5,000,000	20,000,000	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.45)	$ (4.17)			$ (4.62)	$ (3.23)
Class B Common Stock | Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Basic and Diluted weighted-average stock outstanding (in Shares)					(12,884,615)
Basic and diluted net loss per share (in Dollars per share)		$ 0.36	$ 3.34			$ 3.70	$ 2.34
Class B Common Stock | As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Basic and Diluted weighted-average stock outstanding (in Shares)		5,000,000	5,000,000	5,000,000	7,115,385	5,000,000	5,000,000
Basic and diluted net loss per share (in Dollars per share)		$ (0.09)	$ (0.83)			$ (0.92)	$ (0.89)